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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES*
       METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002
   METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE*
                                  ACCOUNT 2002

                        SCUDDER ADVOCATE ADVISOR ANNUITY
                  SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY
                        SCUDDER ADVOCATE REWARDS ANNUITY

                        SUPPLEMENT DATED JANUARY 4, 2008
                                     TO THE
               PROSPECTUSES DATED APRIL 30, 2007, AS SUPPLEMENTED

MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Fund") and substitute new options ("Replacement Fund") as shown below. The Replacement Funds are Portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approvals of the proposed substitutions are being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that the proposed substitutions will occur on or about April 28, 2008. The Company has received SEC approval for all of the proposed substitutions except for Dreyfus Mid Cap Stock Portfolio/Lazard Mid-Cap Portfolio which is currently pending.

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*    Prior to December 7, 2007, this Separate Account was a Separate Account of
     MetLife Life and Annuity Company of Connecticut.


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The proposed substitution and respective adviser and/or sub-adviser applicable to all of the Contracts listed above are:

EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER                  REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------           ---------------------------------------------
Dreyfus Investment Portfolios - Dreyfus Mid    (ARROW)  Met Investors Series Trust - Lazard Mid-Cap
Cap Stock Portfolio (Service Class)                     Portfolio (Class B)
The Dreyfus Corporation                                 Lazard Asset Management LLC

DWS Investments VIT Funds - DWS Equity         (ARROW)  Metropolitan Series Fund, Inc. - MetLife
500 Index VIP (Class B2)                                Stock Index Portfolio (Class B)
Deutsche Asset Management,                              Metropolitan Life Insurance Company Inc.
Inc./Northern Trust Investments, N.A.

DWS Investments VIT Funds - DWS RREEF          (ARROW)  Met Investors Series Trust - Neuberger
Real Estate Securities VIP (Class B)                    Berman Real Estate Portfolio (Class B)
Deutsche Asset Management, Inc./RREEF                   Neuberger Berman Management, Inc.
America LLC

DWS Variable Series I - DWS Bond VIP           (ARROW)  Metropolitan Series Fund, Inc. - BlackRock
(Class B)                                               Bond Income Portfolio (Class B)
Deutsche Investment Management Americas                 BlackRock Financial Management, Inc.
Inc./Aberdeen Asset Management Inc.

DWS Variable Series I - DWS Growth and         (ARROW)  Met Investors Series Trust - Lord Abbett
Income VIP (Class B)                                    Growth and Income Portfolio (Class B)
Deutsche Investment Management Americas Inc.            Lord, Abbett & Co. LLC

DWS Variable Series I - DWS International VIP  (ARROW)  Met Investors Series Trust - MFS(R) Research
(Class B)                                               International Portfolio (Class B)
Deutsche Investment Management Americas Inc.            Massachusetts Financial Services Company

DWS Variable Series II - DWS Money Market VIP  (ARROW)  Metropolitan Series Fund, Inc. - BlackRock
(Class B)                                               Money Market Portfolio (Class B)
Deutsche Investment Management Americas Inc.            BlackRock Financial Management, Inc.

DWS Variable Series II - DWS Balanced VIP      (ARROW)  Metropolitan Series Fund, Inc. - BlackRock
(Class B)                                               Diversified Portfolio (Class B)
Deutsche Investment Management Americas Inc.            BlackRock Advisors, LLC

DWS Variable Series II - DWS Blue Chip VIP     (ARROW)  Metropolitan Series Fund, Inc. - FI Value
(Class B)                                               Leaders Portfolio (Class B)
Deutsche Investment Management Americas Inc.            Fidelity Management & Research Company


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
EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER                  REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------           ---------------------------------------------
DWS Variable Series II - DWS Core Fixed        (ARROW)  Metropolitan Series Fund, Inc. - BlackRock
Income VIP (Class B)                                    Bond Income Portfolio (Class B)
Deutsche Investment Management Americas                 BlackRock Financial Management, Inc.
Inc./Aberdeen Asset Management Inc.

DWS Variable Series II - DWS Davis Venture     (ARROW)  Metropolitan Series Fund, Inc. - Davis
Value VIP (Class B)                                     Venture Value Portfolio (Class B)
Deutsche Investment Management Americas                 Davis Selected Advisers, L.P.
Inc./Davis Selected Advisers, L.P.

DWS Variable Series II - DWS Dreman High       (ARROW)  Metropolitan Series Fund, Inc. - BlackRock
Return Equity VIP (Class B)                             Large Cap Value Portfolio (Class B)
Deutsche Investment Management Americas                 BlackRock Advisors, Inc.
Inc./Dreman Value Management L.L.C.

DWS Variable Series II - DWS High Income VIP   (ARROW)  Met Investors Series Trust - BlackRock High
(Class B)                                               Yield Portfolio (Class B)
Deutsche Investment Management Americas Inc.            BlackRock Financial Management, Inc.

DWS Variable Series II - DWS International     (ARROW)  Met Investors Series Trust - MFS(R) Research
Select Equity VIP (Class B)                             International Portfolio (Class B)
Deutsche Investment Management Americas Inc.            Massachusetts Financial Services Company

DWS Variable Series II - DWS Janus Growth &    (ARROW)  Metropolitan Series Fund, Inc. - T. Rowe
Income VIP (Class B)                                    Price Large Cap Growth Portfolio (Class B)
Deutsche Investment Management Americas                 T. Rowe Price & Associates, Inc.
Inc./Janus Capital Management LLC

DWS Variable Series II - DWS Large Cap Value   (ARROW)  Met Investors Series Trust - MFS(R) Value
VIP (Class B)                                           Portfolio (Class E)
Deutsche Investment Management Americas Inc.            Massachusetts Financial Services Company

DWS Variable Series II - DWS Mid Cap Growth    (ARROW)  Met Investors Series Trust - T. Rowe Price
VIP (Class B)                                           Mid-Cap Growth Portfolio (Class B)
Deutsche Investment Management Americas Inc.            T. Rowe Price & Associates, Inc.

DWS Variable Series II - DWS Small Cap Growth  (ARROW)  Metropolitan Series Fund, Inc. - T. Rowe
VIP (Class B)                                           Price Small Cap Growth Portfolio (Class B)
Deutsche Investment Management Americas Inc.            T. Rowe Price & Associates, Inc.


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
EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER                  REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------           ---------------------------------------------
DWS Variable Series II - DWS Strategic Income  (ARROW)  Met Investors Series Trust - Pioneer
VIP (Class B)                                           Strategic Income Portfolio (Class E)
Deutsche Investment Management Americas Inc.            Pioneer Investment Management, Inc.

DWS Variable Series II - DWS Turner Mid Cap    (ARROW)  Met Investors Series Trust - Turner Mid-Cap
Growth VIP (Class B)                                    Growth Portfolio (Class B)
Deutsche Investment Management Americas                 Turner Investment Partners, Inc.
Inc./Turner Investment Partners, Inc.

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your Contract value, purchase payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from the above Existing Fund before the substitution or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitutions, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and the Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitution and confirmation of transfer.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


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